Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Stock (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2022 USD ($) item	Jan. 31, 2021 USD ($)	Aug. 27, 2020 USD ($)
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 138,176	$ 45,346	$ 92,009
Restricted cash	$ 14,015	$ 2,728	$ 10,306
Number of accounts considered as restricted | item	3
Interest rate period of interest reserve account	3 months
Facility balance floor	$ 10,000